Future Minimum Lease Payments Required under Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Leased Assets [Line Items]
2014	$ 22
2015	22
2016	24
2017	24
2018	24
2019 and beyond	36
Total	$ 152